GEOGRAPHIC AND CUSTOMER INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Summary of reportable segments

	Six Months Ended June 30,
	2023	2022
	(Unaudited)

Europe, Middle East and Africa (*)	$1,640	$2,000
Asia Pacific	260	334
North America (**)	576	1,237

	$2,476	$3,571

(*)	Includes revenue from Germany in the amount of $1,500 thousand and $1,926 thousand for the six months ended June 30, 2023 and 2022, respectively.

(**)	Includes revenues from United States only.